Net Loss Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share
12. Net Loss Per Share
The following table presents the calculation of basic and diluted net loss per share applicable to common stockholders:

	Year ended December 31,
	2022	2021
Numerator:
Net loss	$(18,054,155)	$(14,786,063)

Denominator:
Weighted-average number of common shares outstanding — basic and diluted	25,211,726	18,209,198

Net loss per share applicable to common stockholders — basic and diluted	$(0.72)	$(0.81)

The following shares were excluded from the calculation of diluted net loss per share applicable to common stockholders, prior to the application of the treasury stock method, because their effect would have been anti-dilutive for the periods presented:

	Year ended December 31,
	2022	2021
Options to purchase shares of stock	4,394,369	3,596,444
Warrants to purchase shares of stock	1,561,913	1,561,913

Total	5,956,282	5,158,357